Segment Information - Analysis by Reportable Segment of Revenue and Operating Results of Continuing Operations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Operating Segments [Line Items]
Revenues	$ 229,968	$ 7,013	$ 223,199	$ 216,739
Income before income tax	47,841	$ 1,459	47,008	47,204
From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	229,968		223,199	216,739
Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	5,132		5,041	4,330
Consolidated [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	229,968		223,199	216,739
Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	235,100		228,240	221,069
Intersegment Elimination [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	(5,132)		(5,041)	(4,330)
Consumer Business [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	139,982		137,093	132,063
Income before income tax	29,771		28,907	28,505
Consumer Business [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	139,982		137,093	132,063
Consumer Business [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	2,765		2,626	2,166
Consumer Business [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	142,747		139,719	134,229
Enterprise Business [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	75,338		73,005	72,152
Income before income tax	12,881		14,363	15,607
Enterprise Business [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	75,338		73,005	72,152
Enterprise Business [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	884		1,014	952
Enterprise Business [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	76,222		74,019	73,104
International Business [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	9,919		9,188	7,189
Income before income tax	2,383		2,141	1,694
International Business [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	9,919		9,188	7,189
International Business [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	1,107		995	864
International Business [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	11,026		10,183	8,053
Other [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	4,729		3,913	5,335
Income before income tax	2,806		1,597	1,398
Other [Member] | From External Customers [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	4,729		3,913	5,335
Other [Member] | Intersegment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	376		406	348
Other [Member] | Segment [Member]
Disclosure Of Operating Segments [Line Items]
Revenues	$ 5,105		$ 4,319	$ 5,683